Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 21,093	$ 14,117
Deferred income tax liabilities	(30,641)	(20,346)
Deferred tax liability (asset)	(9,548)	(6,229)	$ 2,315
Deferred income tax assets	1,315	0
Deferred income tax liabilities	(10,863)	(6,229)
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	5,655	2,546
Foreign exchange
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(3,083)	0
Foreign exchange | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	2,087
Other | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	8,563	4,592
Mine closure and rehabilitation provision | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	4,070	3,381
Mineral properties, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(15,566)	(9,364)
Loans and borrowings | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(10,045)	(9,321)
Loans and borrowings | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(1,947)	(1,661)
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 2,805	$ 1,511